Warrants (Details) - USD ($)					1 Months Ended			12 Months Ended
	Nov. 22, 2022	Aug. 25, 2022	Jun. 20, 2022	Jan. 20, 2022	Oct. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Warrants
Merger and PIPE financing (In shares)						90,948		6,606,572
Loan and Security Agreement
Warrants
Warrant exercise price			$ 2.82	$ 2.82
Public warrants
Warrants
Warrants assumed	11,499,987
Private warrants
Warrants
Warrants assumed	6,600,000
Common Stock
Warrants
Shares issued upon exercise of warrants	3,679,148
Common stock one
Warrants
Merger and PIPE financing (In shares)								6,572
Warrants, exercise price per share								$ 16.17
Common stock two
Warrants
Merger and PIPE financing (In shares)								4,759,536
Warrants, exercise price per share								$ 11.50
Common stock three
Warrants
Merger and PIPE financing (In shares)								468,750
Warrants, exercise price per share								$ 11.50
Warrant Classified As Equity
Warrants
Merger and PIPE financing (In shares)		3,114,193			402,955	18,601	18,417		452,677
Warrants, exercise price per share		$ 16.54			$ 16.54	$ 8.85	$ 5.51
Proceeds from issuance of warrants		$ 0
Number of warrants		27,600,000
Warrant Classified As Equity | Common Stock
Warrants
Merger and PIPE financing (In shares)								11,499,987
Warrants, exercise price per share								$ 11.50
Warrant Classified As Equity | Common stock one
Warrants
Merger and PIPE financing (In shares)									31,121
Warrants, exercise price per share									$ 5.51
Warrant Classified As Equity | Common stock two
Warrants
Merger and PIPE financing (In shares)									18,601
Warrants, exercise price per share									$ 8.85
Warrant Classified As Equity | Common stock three
Warrants
Merger and PIPE financing (In shares)									402,955
Warrants, exercise price per share									$ 16.54